Selling, General and Administrative Expenses	6 Months Ended
Jun. 30, 2023
Selling General And Administrative Expense [Abstract]
Selling, General and Administrative Expenses

Note 5 — Selling, General and Administrative Expenses

Selling, general and administrative expenses consisted of the following items for the six months ended June 30:

	2023	2022

Included in selling expenses:
Commission expense	(160)	(2,429)
Included in general and administrative expenses:
Personnel expense	(4,737)	(1,314)
Travel costs	(370)	(83)
Intellectual property	(726)	(699)
Legal costs	(1,761)	(2,250)
Licenses	(9)	-
Finance and administration	(3,702)	(1,624)
IT	(35)	(10)
Rent and office services	(95)	(77)
Marketing and communication	(381)	(487)
Insurance	(928)	(8)
Depreciation and amortization	(34)	(36)
Commercial costs	(611)	—
Business development	(10)	(132)
Board fees	(157)	(40)
Miscellaneous	(20)	(105)
Total selling, general and administrative expenses	(13,736)	(9,294)